ACQUISITIONS	12 Months Ended
Dec. 31, 2015
ACQUISITIONS [Abstract]
ACQUISITIONS
NOTE 3:-	ACQUISITIONS

a.
On March 18, 2015 ("Closing Date"), the Company completed, through the Company's wholly owned subsidiary, Attunity Inc., the acquisition of 100% of the shares of Appfluent Technology, Inc., a Delaware corporation ("Appfluent"), a U.S.-based provider of data usage analytics for Big Data environments, including data warehousing and Hadoop. The results of operations of Appfluent are included in the consolidated financial statements starting with the Closing Date. Under the acquisition agreement, the total consideration is composed as follows:

-	$10,997 in cash paid on the Closing date, of which $1,100 was held in escrow for one year following the Closing Date.

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726,033 ordinary shares of the Company for total fair value of $6,600, out of which 581,862 shares were issued on the Closing Date and 144,171 shares are held-back for 18 months following the Closing Date to secure indemnity claims. The held-back shares were recorded as equity at fair market value of $1,253, taking into account, among other things, the market restrictions on these shares.

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Milestone-based contingent payments in a total of up to $31,500, payable in 2016 and 2017. The milestone-based contingent payments are based on the Company's revenues recognized from sales of Appfluent products in the period between the Closing Date and December 31, 2015 and during 2016. These milestone-based contingent payments were measured at fair value at the Closing Date in the amount of $1,616. The milestone-based contingent payments are payable, subject to certain exceptions, in cash (60%) and ordinary shares of the Company (40%), based on the average price per share over a 30-day period prior to applicable payment date. Since the forecase of sales of Appfluent products for 2016 is lower than the revenue target required to be met in order to earn the milestone-based contingent payment, the Company recorded a net gain of $1,826 as a reversal of this previously accrued milestone-based contingent payment. Such gain is included in selling and marketing expenses in the consolidated statement of operation for the year ended December 31, 2015.

In addition, certain key employees of Appfluent are entitled to retention payments in an aggregate amount of $2,000, which is payable in cash and, at the Company's discretion, up to 40% in ordinary shares of the Company based on the average price per share over a 30-day period prior to each applicable payment date. These retention payments are payable over a period of 15 months after the Closing Date, subject to certain retention conditions. During 2015, the Company paid $300 in cash and issued 14,188 ordinary shares of the Company for total fair value of $200.

In addition, the Company incurred acquisition related costs in a total amount of $561, which are included in general and administrative expenses. Acquisition related costs include legal, accounting fees and other external costs directly related to the acquisition.

The main reason for this acquisition was to expand the Company's offering with data usage analytics for Big Data environments, including data warehousing and Hadoop, to enable customers’ understanding data usage and processing workload to optimize cost and performance.

Purchase price allocation:

Under business combination accounting principles, the total purchase price was allocated to Appfluent's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill. The goodwill is primarily attributable to expected synergies resulting from the acquisition.

The purchase price allocation for the acquisition has been determined as follows:

Cash and cash equivalents acquired	$595
Accounts receivables and other current assets	82
Deferred revenues	(504)
Trade payables, accrued expenses and other current liabilities	(154)
Non-current liabilities	(123)
Deferred taxes, net	(1,135)
Developed technology (1)	6,350
Customers relationships (2)	382
Goodwill	13,720

Total purchase price	$19,213

(1)
Developed technology represents a combination of Appfluent's processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 5 years using the straight line method.

(2)	Customer relationships represent the underlying relationships and agreements with Appfluent installed customer base and are amortized over 7 years using the accelerated method.

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, the best use of the acquired assets and estimates of future performance of Appfluent's products. The fair value of intangible assets was based on a market participant approach to valuation performed by a third party valuation firm using estimates and assumptions provided by management.

The following unaudited condensed combined pro forma information for years ended December 31, 2015 and 2014, gives effect to the acquisition of Appfluent as if it had occurred on January 1, 2014. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net loss includes additional amortization of intangible assets related to the acquisition of $1,365 and $1,378 in 2015 and 2014, respectively, and related tax effects.

	Year ended
	December 31,
	2015	2014
	Unaudited

Revenues	$49,841	$38,582
Net loss	$(1,589)	$(6,546)
Basic and diluted loss per share	$(0.10)	$(0.44)

b.
On November 14, 2014 ("Closing Date"), the Company acquired the technology and certain related assets of BIReady B.V., a Netherlands-based developer of data warehouse automation technology, for EUR 600,000 (approximately $ 748) in cash, approximately 31,900 ordinary shares of the Company for total fair value of $ 224, which have been held-back to secure indemnity claims and were issued in February 2016, and an earn-out potential of up to EUR 300,000 (approximately $ 374) in cash over 2015 and 2016. In connection with this contingent payment consideration, the Company initially recorded at the Closing Date, an estimated liability of $ 300 ($ 292 and $ 300 as of December 31, 2015 and 2014, respectively). The acquisition is accounted for as business combination under ASC No. 805. The total purchase price was allocated to core technology based on its estimated fair value in the amount of $ 1,272, which is amortized on a straight line basis over 5 years. With respect to this acquisition, transaction costs were immaterial and pro forma information was not presented due to immateriality.

c.
On December 18, 2013 ("Closing Date"), the Company completed, through the Company's wholly owned subsidiary, Attunity Inc., the acquisition of 100% of the shares of Hayes Technology Group, Inc. ("Hayes"), a U.S.-based provider of data replication software solutions for SAP environments. The results of operations of Hayes are included in the consolidated financial statements from the Closing Date. The total consideration was composed as follows:

-	$ 4,500 in cash paid on the Closing Date;
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185,000 ordinary shares of the Company for total fair value of $ 1,547, out of which 123,500 shares were issued on Closing Date and 61,500 shares were held-back to secure indemnity claims and were issued on December 18, 2014. The held-back shares were recorded at fair market value of $ 503 under purchase obligations and were classified to equity upon issuance of the shares; and

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Milestone-based contingent payments in a total of up to $ 4,200, out of which up to $ 2,100 is payable in 2015 and up to $ 2,100 is payable in 2016. The contingent payments are payable pro-rata, provided that at least 75% of the applicable milestone target is met and have a catch-up mechanism in 2015. During 2015, the Company paid $2,054 of the contingent consideration. Contingent payment consideration was measured at fair value at the Closing Date and recorded as a liability on the balance sheet in the amount of $ 3,251 ($1,942 and $ 3,962 as of December 31, 2015 and 2014, respectively).Changes in fair value of contingent liability in the amount of $241 are included in selling and marketing expenses in the consolidated statement of operation for year ended December 31, 2015.

In addition, the Company incurred acquisition related costs in a total amount of $ 505, which are included in general and administrative expenses for the year 2013. Acquisition related costs include legal, accounting fees and other external costs directly related to the acquisition.

The main reason for this acquisition was to penetrate into the large SAP markets and leverage the synergy of the technologies of both companies and to benefit from a wider customer base. Accordingly, a significant amount of the acquisition consideration was recorded as goodwill due to the synergies with Hayes.

Purchase price allocation:

Under business combination accounting, the total purchase price was allocated to Hayes's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Net assets (including cash of $ 337)	$733
Deferred revenues	(366)
Intangible assets	4,384
Goodwill	4,547

Total purchase price	$9,298

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Hayes’s products. The fair value of intangible assets was based on a market participant approach to valuation performed by a third party valuation firm using an income approach and estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with the Hayes acquisition:

Fair value

Core technology (1)	$3,596
Customer relationships (2)	564
Non-Competition agreement (3)	224

Total intangible assets	$4,384

(1)
Core technology represents a combination of Hayes’s processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 6 years using the accelerated method.

(2)	Customer relationships represent the underlying relationships and agreements with Hayes's installed customer base and are amortized over 9 years using the accelerated method.

(3)
The amount assigned to the non-competition agreement relates to the non-competition agreement that the Company entered into with the founder of Hayes for a period of four years, which is amortized on a straight line basis over 4 years.

The following unaudited combined pro forma information for the years ended December 31, 2013 gives effect to the acquisition of Hayes as if the acquisition had occurred on January 1, 2012. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income includes additional amortization of intangible assets related to the acquisition of $ 1,109 in 2013 and related tax effects.

Year ended December 31,
2013
Unaudited

Revenues	$28,381
Net loss	$(1,240)
Basic and diluted loss per share	$(0.11)